Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of bank promissory notes
The classification used for bank promissory notes is as follows:
–S: Large Banks
–T: Small-to-medium-sized banks
–T1: Financial services companies
–Others

ICBC Classification	As of December 31, 2025	As of December 31, 2024
S	272	5,894
T	15,530	13,626
T1	7	12,744
Others	17	7,476
Total	15,826	39,740

Schedule of credit quality of financial assets
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2025
		Moody´s	S&P	Fitch	ThUS$
Banco Santander	Time deposits	P-1	A-	-	125,673
Scotiabank Chile	Time deposits	-	-	F1+	50,260
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	49,226
Banco Itaú CorpBanca	Time deposits	P-1	A-2	-	45,132
HDFC Bank Ltd.	Time deposits	P-3	A-2	-	298
KBC Bank N.V.	Time deposits	P-2	A-2	F1	26,056
Banco Estado	Time deposits	P-1	A-1	-	30,052
Banco de Chile	Time deposits	P-1	A-1	-	2,803
Banco Crédito e Inversiones	Investment fund	AA+	-	-	1,379
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	-	-	143,287
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	-	AAAmmf	107,614
Total					581,780
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	122,941
Banco Santander	Time deposits	P-1	A-	-	221,913
Banco Itaú CorpBanca	Time deposits	P-1	A-2	-	241,602
Scotiabank Chile	Time deposits	-	-	F1+	283,498
Banco de Crédito e inversiones Miami	Time deposits	-	-	F1+	30,798
Santander US	Time deposits	P-1	A-1	F1	20,910
Banco Itaú Brasil	Time deposits	-	-	B	113
Banco Estado	Time deposits	P-1	A-1	-	30,556
Banco Consorcio	Time deposits	-	BBB	F3	17,401
Total					969,732

Financial institution	Financial assets	Rating			As of December 31, 2024
		Moody´s	S&P	Fitch	ThUS$
Banco Santander	Time deposits	P-1	A-1	F1	104,542
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	1,003
Banco Estado	Time deposits	P-1	A-1	F2	104,084
Banco de Chile	Time deposits	P-1	A-1	-	6,307
Scotiabank Chile	Time deposits	-	-	F1+	106,564
Banco Crédito e Inversiones	Investment fund	AA+	-	-	4,997
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	-	-	1,974
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	-	AAAmmf	122,337
Total					451,808
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	174,684
Banco Estado	Time deposits	P-1	A-2	F2	90,975
Banco Santander	Time deposits	P-1	A-1	F1	415,851
Banco Itaú CorpBanca	Time deposits	P-1	A-2	-	66,166
Scotiabank Chile	Time deposits	-	-	F1+	240,164
Bank of Nova Scotia	Time deposits	P-1	A-1	F1+	51,025
KBC Bank	Time deposits	-	A-2	F1	22,397
Total					1,061,262

Schedule of derivative contracts
These derivative contracts are held with domestic and foreign banks, which have the following credit ratings as of December 31, 2025.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
MUFG	Derivative	P-1	-	F1
Merrill Lynch International	Derivative	P-1	A-2	F1+
JP Morgan	Derivative	P-1	A-1	F1+
Morgan Stanley	Derivative	P-1	A-2	F1
The Bank of Nova Scotia	Derivative	P-1	A-1	F1+
Banco Itaú Corpbanca	Derivative	P-2	A-2	-
Banco de Chile	Derivative	P-1	A-1	-
Barclays	Derivative	P-2	A-2	F1
HSBC	Derivative	P-2	A-2	F1+

Schedule of cash and cash equivalents
Cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

The following table shows the maturity profile of the financial liabilities according to their contractual flows.

	Nature of undiscounted cash flows
As of December 31, 2025	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	679.70	435.70	202.40	89.70	727.80
Unsecured obligations	4,034.20	534.50	1,994.80	3,139.70	5,669.00
Sub total	4,713.90	970.20	2,197.20	3,229.40	6,396.80
Hedging liabilities	32.00	22.90	12.10	—	35.00
Derivative financial instruments	4.10	4.10	—	—	4.10
Sub total	36.10	27.00	12.10	—	39.10
Current and non-current lease liabilities (1)	72.98	23.58	50.15	1.31	75.04
Trade accounts payable and other accounts payable	384.22	384.22	—	—	384.22
Total	5,207.20	1,405.00	2,259.45	3,230.71	6,895.16

(1) Leases subject to variability are not included.

	Nature of undiscounted cash flows
As of December 31, 2024	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	984.80	907.07	77.49	71.89	1,056.45
Unsecured obligations	3,815.34	433.76	1,258.08	3,355.57	5,047.41
Sub total	4,800.14	1,340.83	1,335.57	3,427.46	6,103.86
Hedging liabilities	28.76	6.40	40.33	10.34	57.07
Derivative financial instruments	0.16	0.16	—	—	0.16
Sub total	28.92	6.56	40.33	10.34	57.23
Current and non-current lease liabilities (1)	83.81	25.12	62.49	0.67	88.28
Trade accounts payable and other accounts payable	471.45	471.45	—	—	471.45
Total	5,384.32	1,843.96	1,438.39	3,438.47	6,720.82
(1) Leases subject to variability are not included.